5. STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
5. STOCKHOLDERS' EQUITY

Common Stock

The Company has authorized 145 million shares of common stock with $0.001 par value, 65,492,293 of which were outstanding as of March 31, 2013. During the three months ended March 31, 2013, the Company issued 670,313 shares as board compensation and 2,539,659 shares in connection with the exercise of outstanding warrants.

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock with a $.001 par value. The board of directors has the authority to issue these shares and to set dividends, voting and conversion rights, redemption provisions, liquidation preferences, and other rights and restrictions. The board of directors designated 525,000 shares of the preferred stock as redeemable convertible preferred stock, none of which remain outstanding.

Stock Options

See Note 3, Stock Options

Warrants

We have issued warrants to purchase our common stock from time to time in connection with certain financing arrangements. Currently, there are warrants exercisable for an aggregate of 8,416,735 shares of common stock outstanding, as follows:

Warrants (Underlying Shares)		Exercise Price	Expiration Date
471,856	(1)	$0.65 per share	July 26, 2013
3,590,525	(2)	$0.65 per share	March 1, 2014
471,856	(3)	$0.80 per share	July 26, 2014
3,590,522	(4)	$0.80 per share	March 1, 2015
6,790	(5)	$1.01 per share	September 10, 2015
285,186	(6)	$1.05 per share	November 20, 2016

__________

(1)	Consists of outstanding warrants issued in connection with the warrant exchange program in June 2012.

(2)	Consists of outstanding warrants issued in connection with the warrant exchange program in June 2012.

(3)	Consists of outstanding warrants issued in connection with the warrant exchange program in June 2012.

(4)	Consists of outstanding warrants issued in connection with the warrant exchange program in June 2012.

(5)	Consists of outstanding warrants issued in conjunction with a private placement on September 10, 2010.

(6)	Consists of outstanding warrants issued in conjunction with a private placement on November 21, 2011.

3. Stockholders’ Equity

Common Stock

The Company has authorized 145 million shares of common stock with $0.001 par value, of which 62.2 million were issued and outstanding as of December 31, 2012. For the year ended December 31, 2011, there were 100 million shares of common stock with $0.001 par value, of which 52.2 million were issued and outstanding.

On November 21, 2011, the Company completed a private placement of 2,056,436 shares of common stock at a purchase price of $0.84 per share, pursuant to which it raised approximately $1.7 million. For each share of common stock issued, subscribers received warrants exercisable for the purchase of 1/10 of one share of common stock (in the aggregate, 285,186 shares) at an exercise price of $1.05 per share. The warrants have a five-year term.

In December 2012, the Company entered into an agreement to purchase the remaining 49% interest in InterScan, Inc. In exchange, the Company has agreed to issue warrants equal to 49% of the fair value of InterScan, Inc., as determined by a third party. The Company is currently awaiting the result of this valuation; however, the agreement calls for a minimum value purchase price of $147,000 or approximately 198,000 warrants, based upon the closing stock price at the date of the agreement, and a maximum purchase price of 2,500,000 warrants. The agreement requires the seller to exercise one quarter of their outstanding warrants with the Company, subject to a minimum of $450,000 in warrants exercise payments prior to March 1, 2013. The seller exercised all required warrants in accordance with the purchase agreement.

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock with a $.001 par value, none of which were issued or outstanding as of December 31, 2012. The board of directors has the authority to issue these shares and to set dividends, voting and conversion rights, redemption provisions, liquidation preferences, and other rights and restrictions.

Redeemable Convertible Preferred Stock

The board of directors designated 525,000 shares of the preferred stock as redeemable convertible preferred stock, none of which remain outstanding.

Stock Options

Under the Company’s 1995 Stock Plan (the “Plan”), a total of 6,792,013 shares remained available at December 31, 2012 and 6,463,206 shares were subject to stock options outstanding as of that date, bringing the total number of shares subject to stock options outstanding and those remaining available for issue to 13,255,219 shares of common stock as of December 31, 2012. The Plan allows the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options is determined by the Company’s board of directors, but incentive stock options must be granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant.

The fair value of stock options granted in 2012 and 2011 were estimated using the Black-Scholes option pricing model. A summary of the assumptions used in determining the fair value of options follows:

	2012	2011
Expected volatility	141%	146%
Expected option life in years	10.0	10.0
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.84%	1.94%
Weighted average fair value per option at grant date	$0.76	$1.18

Application of the Black-Scholes option pricing model involves assumptions that are judgmental and affect compensation expense. Historical information is the primary basis for the selection of expected volatility, expected option life and expected dividend yield. Expected volatility is based on the most recent historical period equal to the expected life of the option. The risk-free interest rate is based on yields of U.S. Treasury zero-coupon issues with a term equal to the expected life of the option on the date the stock options were granted.

Stock option activity for each of the two years ended December 31 is as follows:

	2012		2011
		Weighted Average Exercise		Weighted Average Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	6,862,167	$ 0.70	5,738,167	$0.41
Options granted	96,500	$ 0.79	2,143,000	$1.20
Options exercised	(326,461)	$ 0.28	(980,000)	$0.07
Options expired/forfeited	(169,000)	$2.60	(39,000)	$1.52
Outstanding at end of year	6,463,206	$ 0.67	6,862,167	$0.70
Options vested and exercisable at year-end	4,373,807	$ 0.50	4,800,354	$0.47
Options available for grant at year-end	6,792,013		1,393,052
Aggregate intrinsic value – options exercised	$ 93,088		$ 72,990
Aggregate intrinsic value – options outstanding	$1,332,965		$5,624,479
Aggregate intrinsic value – options vested and Exercisable	$1,208,831		$5,055,690

The Company estimates the fair value of stock options using a Black-Scholes valuation model. Key input assumptions used to estimate the fair value of stock options include the expected term, expected volatility of the Company’s common stock, the risk free interest rate, option forfeiture rates, and dividends, if any. The expected term of the options is based upon the historical term until exercise or expiration of all granted options. The expected volatility is derived from the historical volatility of the Company’s stock on the OTCBB market for a period that matches the expected term of the option. The risk-free interest rate is the constant maturity rate published by the U.S. Federal Reserve Board that corresponds to the expected term of the option.

Warrants

In July 2012, the Company completed a warrant exchange program, pursuant to which it exchanged warrants exercisable for a total of 15,941,640 shares of common stock, or 56.29% of the warrants eligible to participate, for three classes of new warrants. These exchanges resulted in a deemed dividend of approximately $2.66 million, reflected as a non-cash disclosure in this quarterly financial statement of cash flows. The first class of new warrants expired on September 17, 2012 and carried an exercise price of $0.40, $0.45 or $0.50, depending on the date exercised. The second class of new warrants carries a one-year extension from the original expiration date and is exercisable at $0.65. The third class of new warrants carries a two-year extension from the original expiration date and is exercisable at $0.80.

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The following table summarizes transactions involving the Company’s outstanding warrants to purchase common stock for the year ended December 31, 2012:

Warrants (Underlying Shares)
Outstanding, January 1, 2012	31,217,117
Issuances	—
Canceled / Expired	(844,966)
Exercised	(9,570,639)
Outstanding, December 31, 2012	20,801,512

The Company had the following shares reserved for the warrants outstanding as of December 31, 2012:

Warrants (Underlying Shares) Exercise Price Expiration Date 12,384,777 (1) $0.65 03/01/2013 471,856 (2) $0.65 07/26/2013 3,590,525 (3) $0.65 03/01/2014 471,856 (4) $0.80 07/26/2014 3,590,522 (5) $0.80 03/01/2015 6,790 (6) $1.01 09/10/2015 285,186 (7) $1.05 11/20/2016 20,801,512

(1)     Consists of outstanding warrants issued in connection with various financings, but amended or originally issued on February 26, 2010 to expire on March 1, 2013.

(2)	Consists of outstanding warrants issued in connection with the warrant exchange program in June 2012, to expire on July 26, 2013.

(3)     Consists of outstanding warrants issued in connection with the warrant exchange program in June 2012, to expire on March 1, 2014.

(4)	Consists of outstanding warrants issued in connection with the warrant exchange program in June 2012, to expire on July 26, 2014.

(5)     Consists of outstanding warrants issued in connection with the warrant exchange program in June 2012, to expire on March 1, 2015.

(6)	Consists of outstanding warrants issued in conjunction with a private placement on September 10, 2010, to expire on September 10, 2015.

(7)	Consists of outstanding warrants issued in conjunction with a private placement on November 21, 2011, to expire on November 20, 2016.